COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Future minimum payments under operating lease agreements
2016	$ 12,465
2017	10,407
2018	8,274
2019	6,794
2020	6,133
Thereafter through 2021	9,478
Total	53,551
Expenses under operating lease agreements
Expense charged to operations under operating lease agreements	12,100	$ 12,700	$ 11,100
Contractual obligations payment schedule
Total	753,678
2016	111,023
2017	54,372
2018	41,547
2019	111,929
2020	30,302
Thereafter	404,505
Debt principal
Contractual obligations payment schedule
Total	425,000
2019	75,000
Thereafter	350,000
Debt interest (projected)
Contractual obligations payment schedule
Total	158,138
2016	23,906
2017	23,895
2018	23,895
2019	20,817
2020	19,687
Thereafter	45,938
Guarantees, surety bonds, and letters of credit
Contractual obligations payment schedule
Total	88,680
2016	65,122
2017	7,894
2018	7,488
2019	6,511
2020	1,623
Thereafter	42
Purchase obligations and other commitments
Contractual obligations payment schedule
Total	81,860
2016	21,995
2017	22,583
2018	10,164
2019	9,601
2020	8,992
Thereafter	$ 8,525